UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Note 2.000%, 2/15/25	$8,555		$8,300

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $8,421)			8,300

MUNICIPAL BONDS—1.0%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600		603

Massachusetts—0.5%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	500		610
Massachusetts Clean Water Trust (The) Taxable 5.000%, 2/1/45	1,955		2,181

			2,791

Texas—0.4%
University of Texas System (The) Series B, Taxable 5.000%, 8/15/25	1,770		2,172

TOTAL MUNICIPAL BONDS (Identified Cost $5,777)			5,566

FOREIGN GOVERNMENT SECURITIES—0.5%
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		612
Mongolia 144A 5.125%, 12/5/22(4)	410		372
Republic of Chile 5.500%, 8/5/20	257,000	CLP	429
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		240
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		477
United Mexican States 4.750%, 3/8/44	905	MXN	864

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,147)			2,994

MORTGAGE-BACKED SECURITIES—8.5%
Agency—3.6%
FHLMC
5.000%, 7/1/35	328		362
5.000%, 12/1/35	785		873
6.000%, 6/1/37	436		496
3.500%, 11/1/44	777		799
4.000%, 2/1/45	1,309		1,385
3.500%, 3/1/45	796		819
FNMA

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 5/1/17	$10	$10
4.000%, 7/1/19	11	11
6.000%, 12/1/32	65	74
6.000%, 11/1/34	596	682
5.500%, 4/1/36	9	10
5.500%, 9/1/36	294	331
6.500%, 5/1/37	484	561
6.000%, 9/1/37	18	21
6.000%, 1/1/38	24	27
6.000%, 2/1/38	25	29
5.000%, 3/1/38	274	308
6.000%, 3/1/38	59	67
5.500%, 4/1/38	223	252
5.500%, 6/1/38	359	408
6.000%, 7/1/38	215	245
6.000%, 8/1/38	46	53
6.000%, 8/1/38	155	178
6.000%, 8/1/39	990	1,133
5.000%, 9/1/39	347	389
5.500%, 9/1/39	1,632	1,840
4.500%, 9/1/40	676	740
3.500%, 8/1/42	1,027	1,058
3.500%, 12/1/42	898	927
3.000%, 3/1/43	792	788
3.500%, 3/1/43	861	889
3.000%, 5/1/43	471	470
4.000%, 6/1/43	2,259	2,403
Freddie Mac Gold Pool 3.000%, 5/1/45	2,244	2,228

		20,866

Non-Agency—4.9%
A-10 Securitization LLC
13-1, B 144A 4.120%, 11/15/25(4)	590	591
14-1, A1 144A 1.720%, 4/15/33(4)	365	364
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 3.382%, 6/25/33(3)	410	399
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	495
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, G 144A 5.291%, 7/10/43(3)(4)	220	220
Banc of America Funding Trust 04-B, 2A1 2.564%, 11/20/34(3)	243	240

1

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-1, 1A1 5.500%, 2/25/35	$375	$381
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	269	273
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.607%, 5/25/34(3)	681	678
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,473	1,594
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(3)	650	695
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.989%, 12/10/49(3)	830	889
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	695	703
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(3)(4)	555	577
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.989%, 8/10/45(3)	1,841	1,964
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	330	331
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	521
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,185
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates 03-S11, 3A5 5.950%, 11/25/33	521	535
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	447	465
06-LDP9, A3 5.336%, 5/15/47	1,064	1,111
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.454%, 9/25/34(3)	646	656
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	685	674
Morgan Stanley Capital I Trust
07-T27, A4 5.826%, 6/11/42(3)	1,267	1,354
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,449
08-T29, A4 6.460%, 1/11/43(3)	1,612	1,772
07-IQ14, A4 5.692%, 4/15/49(3)	900	952
07-IQ14, AM 5.867%, 4/15/49(3)	466	486
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	770	772

	PAR VALUE	VALUE
Non-Agency—(continued)
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	$312	$321
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 6/25/44(3)(4)	378	389
15-1, A1 144A 3.500%, 1/25/45(3)(4)	640	636
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	431	432
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	315	351
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,628
15-LC20, B 3.719%, 4/15/50	460	449
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(3)(4)	346	355

		27,887

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $47,779)		48,753

ASSET-BACKED SECURITIES—2.7%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	642
15-SFR1, A 144A 3.467%, 4/17/45(4)	927	921
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	1,035	1,043
14-1, D 2.540%, 6/8/20	705	702
Avis Budget Rental Car Funding LLC (AESOP) 11-3A, A 144A 3.410%, 11/20/17(4)	1,195	1,227
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(4)	329	327
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.251%, 7/25/35(3)	715	709
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	715
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	635	634
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	662	671
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	705	717

2

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	$333	$333
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	231	236
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	487	505
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	495	500
12-3, C 3.010%, 4/16/18	957	965
13-1, D 2.270%, 1/15/19	480	478
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	317	318
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(4)	159	161
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	531	531
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(4)	728	724
14-3A, A 144A 3.270%, 11/21/39(4)	546	550
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	476
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	557	580
Vericrest Opportunity Loan Trust 15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	701	700
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	155	156

TOTAL ASSET-BACKED SECURITIES (Identified Cost $15,413)		15,521

CORPORATE BONDS AND NOTES—21.6%
Consumer Discretionary—2.7%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	415	436
Boyd Gaming Corp.
9.000%, 7/1/20	225	245
6.875%, 5/15/23	230	237
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	335	332
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(13)	210	172
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	215	162
Cequel Communications Holdings I LLC (Cequel Capital Corp.)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 5.125%, 12/15/21(4)	$145	$132
144A 5.125%, 12/15/21(4)	345	315
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	795	832
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	216
Intelsat Jackson Holdings SA 5.500%, 8/1/23	420	373
International Game Technology plc 144A 6.250%, 2/15/22(4)	450	432
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	519	536
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	850	916
Lear Corp. 5.250%, 1/15/25	470	464
Meritor, Inc. 6.750%, 6/15/21	435	447
MGM Resorts International 6.750%, 10/1/20	500	531
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	200	211
MPG Holdco I, Inc. 7.375%, 10/15/22	435	465
New York University 4.142%, 7/1/48	235	222
Numericable Group SA 144A 6.000%, 5/15/22(4)	485	479
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	475	476
Penn National Gaming, Inc. 5.875%, 11/1/21	295	299
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	496
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	588
QVC, Inc. 4.375%, 3/15/23	600	589
RSI Home Products, Inc. 144A 6.500%, 3/15/23(4)	235	238
Scientific Games International, Inc.
6.625%, 5/15/21	495	386
144A 7.000%, 1/1/22(4)	370	384
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	155	157
Signet UK Finance plc 4.700%, 6/15/24	630	635
Station Casinos LLC 7.500%, 3/1/21	525	564
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	350	347
Toll Brothers Finance Corp.
4.000%, 12/31/18	115	119
6.750%, 11/1/19	580	647
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	465	458
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	480	535
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	250	256
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	596

		15,925

3

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.4%
Flowers Foods, Inc. 4.375%, 4/1/22	$600	$626
Ingles Markets, Inc. 5.750%, 6/15/23	385	393
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	175	177
Reynolds American, Inc. 3.250%, 11/1/22	610	587
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35	36
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	478

		2,297

Energy—2.4%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	255	248
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	460	486
CONSOL Energy, Inc. 5.875%, 4/15/22	315	269
Ecopetrol SA 5.375%, 6/26/26	470	465
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,293
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,355
5.875%, 1/15/24	480	500
6.500%, 2/1/42	635	652
FTS International, Inc. 6.250%, 5/1/22	185	137
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(6)	200	185
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(4)	340	350
Laredo Petroleum, Inc. 6.250%, 3/15/23	95	97
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	545	535
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	500	482
Newfield Exploration Co. 5.375%, 1/1/26	465	460
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	460	461
Parker Drilling Co. (The) 7.500%, 8/1/20	485	444
Petroleos Mexicanos
3.500%, 1/30/23	795	754
4.875%, 1/18/24	200	205
Regency Energy Partners LP
5.875%, 3/1/22	425	452
4.500%, 11/1/23	480	463
Rowan Cos., Inc. 4.875%, 6/1/22	555	551
Sabine Oil & Gas Corp. 7.250%, 6/15/19	510	115
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	442

	PAR VALUE		VALUE
Energy—(continued)
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	$650		$679
Weatherford International Ltd. 4.500%, 4/15/22	540		507
Williams Cos., Inc. (The)
3.700%, 1/15/23	950		884
4.550%, 6/24/24	205		199

			13,670

Financials—8.3%
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	284
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		866
Ally Financial, Inc. 4.125%, 3/30/20	320		320
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590		590
Ares Capital Corp. 3.875%, 1/15/20	295		300
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595		572
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	530		584
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	730		778
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		593
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490		471
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	925		985
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		909
Bancolombia S.A. 5.125%, 9/11/22	580		579
Bank of America Corp.
5.750%, 8/15/16	1,155		1,209
5.625%, 7/1/20	715		805
4.200%, 8/26/24	475		473
Bank of Baroda 144A 4.875%, 7/23/19(4)	600		639
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		604
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	630		546
Citigroup, Inc. 4.050%, 7/30/22	600		614
Citizens Financial Group, Inc. 144A 5.500% (3)(4)(7)	475		462
Compass Bank 3.875%, 4/10/25	705		663
Corporate Office Properties LP 3.600%, 5/15/23	610		557
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	395		404

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(4)	$485	$503
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	581
3.500%, 1/15/21	385	390
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	570
Digital Realty Trust LP 5.250%, 3/15/21	540	590
Discover Financial Services, Inc. 3.950%, 11/6/24	570	554
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	485
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	597
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	475	464
Excel Trust LP 4.625%, 5/15/24	255	242
First Cash Financial Services, Inc. 6.750%, 4/1/21	285	301
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	601
FS Investment Corp.
4.250%, 1/15/20	525	530
4.750%, 5/15/22	160	156
General Motors Financial Co., Inc.
4.750%, 8/15/17	545	576
3.450%, 4/10/22	85	83
Genworth Holdings, Inc. 4.900%, 8/15/23	825	732
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	410	417
5.375%, 11/1/23	15	15
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	679
5.750%, 1/24/22	875	994
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	375	361
4.000%, 6/1/25	625	617
Highwoods Realty LP 3.625%, 1/15/23	595	586
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(7)(8)	680	722
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	45
5.875%, 2/1/22	450	458
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	600	636
ING Groep NV 6.000% (3)(7)(8)	445	441
Intesa San Paolo S.p.A 3.125%, 1/15/16	480	484

	PAR VALUE	VALUE
Financials—(continued)
iStar Financial, Inc. 5.000%, 7/1/19	$270	$267
Jefferies Group LLC 6.875%, 4/15/21	260	297
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,325
Series Z, 5.300%,(3)(7)(8)	110	109
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	460
Korea Finance Corp. 4.625%, 11/16/21	430	476
Leucadia National Corp. 5.500%, 10/18/23	460	469
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	606
Lincoln National Corp. 4.200%, 3/15/22	915	959
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	39
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	558
Morgan Stanley
5.550%, 4/27/17	570	611
5.500%, 7/28/21	300	338
6.375%, 7/24/42	610	748
MPT Operating Partnership LP 5.500%, 5/1/24	275	283
Navient LLC 5.500%, 1/25/23	500	475
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	614
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	575	594
Progressive Corp. (The) 6.700%, 6/15/37(3)	508	530
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	349
5.625%, 6/15/43(3)(8)	1,150	1,192
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	479
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(4)	65	64
Sabra Health Care LP 5.500%, 2/1/21	160	166
Select Income REIT 4.500%, 2/1/25	590	569
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	512
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	672
UBS AG 7.625%, 8/17/22	500	585
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	321
3.250%, 8/15/22	280	270
Voya Financial, Inc. 5.650%, 5/15/53(3)	870	892
Walter Investment Management Corp. 7.875%, 12/15/21	640	596
Wells Fargo & Co. Series M, 3.450%, 2/13/23	1,150	1,142

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
XLIT Ltd. Series E, 6.500%, 12/29/49(3)	$730	$625
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	320	283

		47,692

Health Care—1.6%
AbbVie, Inc. 3.600%, 5/14/25	200	197
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	200	199
Actavis, Inc. 3.250%, 10/1/22	640	620
Alere, Inc. 144A 6.375%, 7/1/23(4)	170	173
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A 7.750%, 5/15/19(4)(12)	105	107
Cardinal Health, Inc.
3.200%, 3/15/23	300	296
3.750%, 9/15/25	485	482
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	25	25
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	323
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	485	478
Endo Finance LLC (Endo Finco, Inc.) 144A 6.000%, 7/15/23(4)	200	205
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	526
HCA, Inc. 5.375%, 2/1/25	880	891
Hologic, Inc. 144A 5.250%, 7/15/22(4)	35	36
IASIS Healthcare LLC 8.375%, 5/15/19	240	249
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A 9.500%, 5/1/20(4)(11)	245	249
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(4)	190	195
144A 5.500%, 4/15/25(4)	20	20
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	345	353
Owens & Minor, Inc. 3.875%, 9/15/21	110	113
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	240	242
Select Medical Corp. 6.375%, 6/1/21	615	624
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	165	166
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	480
Tenet Healthcare Corp.

	PAR VALUE	VALUE
Health Care—(continued)
144A 3.786%, 6/15/20(3)(4)	$115	$116
4.500%, 4/1/21	765	760
8.125%, 4/1/22	580	637
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	65
144A 5.500%, 3/1/23(4)	155	157
144A 5.875%, 5/15/23(4)	170	175
144A 6.125%, 4/15/25(4)	90	93

		9,252

Industrials—1.5%
ADT Corp. (The) 6.250%, 10/15/21	705	744
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	465	462
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	197	205
Berry Plastics Corp. 5.125%, 7/15/23	445	435
Bombardier, Inc.
144A 4.750%, 4/15/19(4)	490	479
144A 6.125%, 1/15/23(4)	495	442
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	220	217
Carpenter Technology Corp. 4.450%, 3/1/23	560	556
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	803	880
99-2, C2 AMBC 6.236%, 3/15/20	416	449
00-1, A1 8.048%, 11/1/20	662	750
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	632	676
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	325	314
Masco Corp.
5.950%, 3/15/22	435	488
4.450%, 4/1/25	190	190
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	534	559
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	225	218
TransDigm, Inc.
6.000%, 7/15/22	345	342
144A 6.500%, 5/15/25(4)	140	139
United Rentals North America, Inc. 5.500%, 7/15/25	240	233

		8,778

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.9%
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(4)	$310	$316
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	622
First Data Corp. 11.750%, 8/15/21	1,012	1,141
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	595	590
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	380	359
KLA-Tencor Corp. 4.650%, 11/1/24	585	583
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(4)	570	569
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(4)	210	204
SunGard Data Systems, Inc. 6.625%, 11/1/19	350	363
Verisk Analytics, Inc. 4.000%, 6/15/25	585	572

		5,319

Materials—1.5%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	843
ArcelorMittal 6.125%, 6/1/25	490	490
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	492
CRH America, Inc. 144A 3.875%, 5/18/25(4)	210	208
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	209
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	465	467
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	65	67
Hexion U.S. Finance Corp. 6.625%, 4/15/20	335	309
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	250	252
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	853
Methanex Corp. 4.250%, 12/1/24	615	609
NewMarket Corp. 4.100%, 12/15/22	649	656
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	487
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	365	380
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	420	438
Sealed Air Corp. 144A 4.875%, 12/1/22(4)	490	484
Tronox Finance LLC 6.375%, 8/15/20	355	331
United States Steel Corp. 6.875%, 4/1/21	345	347
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480	515

		8,437

	PAR VALUE		VALUE
Telecommunication Services—1.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	$3,000	MXN	$183
AT&T, Inc. 3.875%, 8/15/21	1,185		1,221
CCO Holdings LLC
5.250%, 3/15/21	235		235
5.250%, 9/30/22	255		252
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.125%, 5/1/23(4)	235		229
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,301
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480		482
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240		242
Frontier Communications Corp. 6.250%, 9/15/21	575		526
Level 3 Financing, Inc. 7.000%, 6/1/20	685		729
Sprint Communications, Inc. 6.000%, 11/15/22	640		586
T-Mobile USA, Inc.
6.125%, 1/15/22	355		368
6.731%, 4/28/22	120		125
6.500%, 1/15/24	250		259
Telefonica Emisiones SAU 4.570%, 4/27/23	510		535
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(4)	200		192
Windstream Corp. 7.750%, 10/15/20	720		707

			8,172

Utilities—0.9%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		603
AmeriGas Partners LP 7.000%, 5/20/22	425		453
Calpine Corp. 5.375%, 1/15/23	372		367
Dynegy, Inc.
144A 7.375%, 11/1/22(4)	270		284
144A 7.625%, 11/1/24(4)	100		107
Electricite de France SA 144A 5.250% (3)(4)(7)(8)	610		611
Enel SpA 144A 8.750%, 9/24/73(3)(4)	245		282
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630		646
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400		427
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610		638
Talen Energy Supply LLC 144A 5.125%, 7/15/19(4)	275		271

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	$455	$464

		5,153

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $125,082)		124,695

CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)	500	577

TOTAL CONVERTIBLE BONDS (Identified Cost $500)		577

LOAN AGREEMENTS—2.7%
Consumer Discretionary—0.7%
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	229	230
Caesars Entertainment Operating Co., Inc. Tranche B-7, 1.500%, 1/28/18	152	133
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	183	157
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	252	234
Cirque Du Soleil 0.000%, 6/24/22(9)	123	123
Key Safety Systems, Inc. 4.750%, 8/29/21	235	237
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	244	229
Life Time Fitness 4.250%, 6/10/22	291	289
Marina District Finance Co., Inc. 6.500%, 8/15/18	308	311
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	464	466
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	66	66
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	250	252
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	444	444
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	612	573
U.S. Farathane Corp. 6.750%, 12/23/21	240	242

		3,986

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	356	358
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	279	284

	PAR VALUE	VALUE
Consumer Staples—(continued)
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	$31	$31
Tranche 2, Second Lien, 4.875%, 6/21/21	340	341

		1,014

Energy—0.3%
Arch Coal, Inc. 6.250%, 5/16/18	495	341
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	356	337
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	269	230
Fieldwood Energy LLC Second Lien, 0.000%, 9/30/20(9)	480	370
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	272
Templar Energy LLC Second Lien, 8.500%, 11/25/20	480	355

		1,905

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	210
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	556	526

		736

Health Care—0.4%
Amneal Pharmaceuticals LLC Tranche B, 5.000%, 11/1/19	173	173
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	141	142
Second Lien, 11.000%, 1/2/19	359	362
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	26	26
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	240	241
MMM Holdings, Inc. 9.750%, 12/12/17	114	95
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	83	69
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	227	228
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	399	399
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	298	298
Second Lien, 8.500%, 11/3/21	190	190

		2,223

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—0.2%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	$54	$54
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	126
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	365	364
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	331
Sedgwick Claims Management Services, Inc.
Second Lien, 0.000%, 2/28/22(9)	355	349
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	99	99

		1,323

Information Technology—0.6%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	257
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	245	246
Deltek, Inc.
First Lien 0.000%, 12/19/22(9)	15	15
Second Lien 0.000%, 6/23/23(9)	156	157
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	178	178
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	640	639
0.000%, 6/24/22(9)	108	108
Infinity Acquisition Ltd. 4.000%, 8/6/21	236	235
Kronos, Inc. Second Lien, 9.750%, 4/30/20	564	583
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	334	334
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	309	310
Riverbed Technologies, Inc. 6.000%, 4/24/22	210	213
SS&C Technologies, Inc.
0.000%, 6/29/22(9)	149	150
0.000%, 6/29/22(9)	34	34

		3,459

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	623	554
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	240	241
INEOS U.S. Finance LLC 2022 Dollar 0.000%, 3/31/22(9)	15	15

	PAR VALUE		VALUE
Materials—(continued)
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	$341		$284

			1,094

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	96		96

TOTAL LOAN AGREEMENTS (Identified Cost $16,531)			15,836

	SHARES		VALUE
PREFERRED STOCKS—0.9%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(10)	612

Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(10)	446
Citigroup, Inc. Series N, 5.800%(3)	460	(10)	462
General Electric Capital Corp. Series C, 5.25%(3)	600	(10)	615
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(10)	346
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(10)	524
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(10)	468
SunTrust Bank, Inc. 5.625%(3)(8)	140	(10)	141
Wells Fargo & Co. Series K, 7.980%(3)	730	(10)	789
Zions Bancorp 6.950%	23,200		645

			4,436

TOTAL PREFERRED STOCKS (Identified Cost $5,013)			5,048

COMMON STOCKS—58.8%
Consumer Discretionary—10.1%
Bayerische Motoren Werke ADR	137,000		5,032
Bridgestone Corp. ADR	143,150		2,647
Ford Motor Co.	338,000		5,073
Fuji Heavy Industries Ltd. ADR	47,400		3,505
GameStop Corp. Class A	61,000		2,621
Lear Corp.	45,000		5,052
Mohawk Industries, Inc.(2)	26,000		4,963
Panasonic Corp.	173,800		2,385
Regal Entertainment Group Class A	234,000		4,893

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Royal Caribbean Cruises Ltd.	59,000	$4,643
Sony Corp. Sponsored ADR	57,500	1,632
Tata Motors Ltd. Sponsored ADR	45,200	1,558
Toyota Motor Corp. Sponsored ADR	17,900	2,394
Viacom, Inc. Class B	71,000	4,590
Whirlpool Corp.	28,000	4,845
WPP plc Sponsored ADR	22,350	2,519

		58,352

Consumer Staples—2.5%
Archer-Daniels-Midland Co.	104,000	5,015
Clorox Co. (The)	25,000	2,600
Marine Harvest ASA Sponsored ADR	177,600	2,028
PepsiCo, Inc.	52,000	4,854

		14,497

Energy—4.1%
Cameco Corp.	127,250	1,817
Continental Resources, Inc.(2)	100,000	4,239
Encana Corp.	216,110	2,381
Hess Corp.	70,000	4,682
Schlumberger Ltd.	61,000	5,257
Valero Energy Corp.	81,000	5,071

		23,447

Financials—11.7%
Aegon NV American Registered Shares	310,050	2,294
Aviva plc Sponsored ADR	146,400	2,279
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	198,922	1,963
BB&T Corp.	125,000	5,039
BlackRock, Inc.	14,700	5,086
Blackstone Group LP (The)	126,000	5,150
Credit Agricole S.A. ADR	336,250	2,505
Goldman Sachs Group, Inc. (The)	25,900	5,408
ICICI Bank Ltd. Sponsored ADR	182,550	1,902
ING Groep N.V. Sponsored ADR	197,500	3,275
Intesa Sanpaolo Sponsored ADR	149,750	3,269
JPMorgan Chase & Co.	80,000	5,421
Lincoln National Corp.	90,000	5,330
Mitsubishi Estate Co. Ltd. ADR	107,260	2,309
ORIX Corp. Sponsored ADR	37,650	2,806
Progressive Corp. (The)	181,000	5,037
Prudential Financial, Inc.	57,000	4,989
Societe Generale SA Sponsored ADR	230,000	2,169

	SHARES	VALUE
Financials—(continued)
Wells Fargo & Co.	22,000	$1,237

		67,468

Health Care—9.4%
Abbott Laboratories	105,000	5,153
Allergan plc(2)	7,800	2,367
Becton, Dickinson & Co.	37,000	5,241
Biogen, Inc.(2)	13,000	5,251
Gilead Sciences, Inc.	48,000	5,620
HCA Holdings, Inc.(2)	55,000	4,990
Novartis AG Sponsored ADR	27,100	2,665
Shire plc ADR	13,900	3,357
St. Jude Medical, Inc.	71,000	5,188
UnitedHealth Group, Inc.	41,000	5,002
Valeant Pharmaceuticals International, Inc.(2)	20,550	4,565
Zimmer Biomet Holdings, Inc.	44,000	4,806

		54,205

Industrials—7.0%
Alaska Air Group, Inc.	81,000	5,219
CK Hutchison Holdings Ltd. ADR	149,659	3,471
FedEx Corp.	29,000	4,942
L-3 Communications Holdings, Inc.	40,000	4,535
Nidec Corp. ADR	212,100	3,962
Parker Hannifin Corp.	43,000	5,002
Southwest Airlines Co.	116,000	3,838
Trinity Industries, Inc.	189,000	4,995
United Rentals, Inc.(2)	51,000	4,469

		40,433

Information Technology—8.6%
Apple, Inc.	40,000	5,017
EMC Corp.	193,000	5,093
Facebook, Inc. Class A(2)	59,000	5,060
Google, Inc. Class A(2)	3,900	2,106
Google, Inc. Class C(2)	6,618	3,445
Intel Corp.	166,000	5,049
MasterCard, Inc. Class A	56,000	5,235
Micron Technology, Inc.(2)	268,000	5,049
NXP Semiconductors NV	29,900	2,936
QUALCOMM, Inc.	78,000	4,885
SAP SE Sponsored ADR	29,800	2,093
Western Digital Corp.	47,000	3,686

		49,654

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—2.5%
CF Industries Holdings, Inc.	88,500	$5,689
Hi-Crush Partners LP	95,668	2,936
Mosaic Co. (The)	119,000	5,575

		14,200

Telecommunication Services—2.6%
KDDI Corp., ADR	209,750	2,520
Nippon Telegraph & Telephone Corp. ADR	102,550	3,721
Spark New Zealand Ltd.	174,400	1,642
Verizon Communications, Inc.	113,000	5,267
Vodafone Group plc Sponsored ADR	58,900	2,147

		15,297

Utilities—0.3%
Enersis SA Sponsored ADR	106,750	1,690

TOTAL COMMON STOCKS (Identified Cost $267,761)		339,243

AFFILIATED MUTUAL FUNDS—0.6%
Virtus Credit Opportunities Fund	352,500	3,514

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $3,525)		3,514

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $498,949)		570,047	(14)

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	7,947,653	7,948

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,948)		7,948

TOTAL INVESTMENTS— 100.2% (Identified Cost $506,897)		577,995	(1)
Other assets and liabilities, net—(0.2)%		(1,167)

NET ASSETS—100.0%		$576,828

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso

TRY	Turkish Lira

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 8 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $61,846 or 10.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	92.1% of the income received was in cash and 7.9% is in PIK.
(12)	90% of the income received was in cash and 10% is in PIK.
(13)	Security in default.
(14)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	78%
Japan	4
Canada	2
Netherlands	2
United Kingdom	2
France	1
Germany	1
Other	10

Total	100%

†	% of total investments as of June 30, 2015

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$15,521	$—	$15,521
Convertible Bonds	577	—	577
Corporate Bonds And Notes	124,695	—	124,695
Foreign Government Securities	2,994	—	2,994
Loan Agreements	15,836	—	15,836
Mortgage-Backed Securities	48,753	—	48,753
Municipal Bonds	5,566	—	5,566
U.S. Government Securities	8,300	—	8,300
Equity Securities:
Affiliated Mutual Funds	3,514	3,514	—
Common Stocks	339,243	339,243	—
Preferred Stocks	5,048	645	4,403
Short-Term Investments	7,948	7,948	—

Total Investments	$577,995	$351,350	$226,645

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—11.4%
Big Lots, Inc.	173,700	$7,815
Mattel, Inc.	319,830	8,216
Target Corp.	162,030	13,227
TJX Cos., Inc.	218,050	14,428

		43,686

Consumer Staples—8.8%
ConAgra Foods, Inc.	449,500	19,652
Koninklijke Ahold NV Sponsored ADR	742,329	14,008

		33,660

Energy—15.2%
CONSOL Energy, Inc.	381,620	8,296
Devon Energy Corp.	179,740	10,693
Nabors Industries Ltd.	984,602	14,208
Occidental Petroleum Corp.	130,540	10,152
ONEOK, Inc.	380,190	15,010

		58,359

Financials—4.0%
Weyerhaeuser Co.	493,980	15,560

Industrials—24.6%
Con-way, Inc.	171,300	6,573
HD Supply Holdings, Inc.(2)	369,360	12,994
Hertz Global Holdings, Inc.(2)	478,380	8,668
Owens Corning, Inc.	367,340	15,153
Raytheon Co.	142,580	13,642
Republic Services, Inc.	309,392	12,119
SPX Corp.	187,740	13,590
USG Corp.(2)	432,140	12,009

		94,748

Materials—32.1%
Alcoa, Inc.	1,099,860	12,264
Allegheny Technologies, Inc.	400,040	12,081
Ball Corp.	113,260	7,945
Crown Holdings, Inc.(2)	323,820	17,133
Dow Chemical Co. (The)	289,000	14,788
FMC Corp.	232,770	12,232
Freeport-McMoRan Copper & Gold, Inc.	524,620	9,769
International Paper Co.	314,180	14,952
Owens-Illinois, Inc.(2)	640,110	14,684

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	153,830	$7,904

		123,752

Utilities—3.1%
Dominion Resources, Inc.	178,800	11,956

TOTAL COMMON STOCKS (Identified Cost $291,773)		381,721

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $291,773)		381,721

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	5,505,555	5,506

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,506)		5,506

TOTAL INVESTMENTS—100.6% (Identified Cost $297,279)		387,227	(1)
Other assets and liabilities, net—(0.6)%		(2,201)

NET ASSETS—100.0%		$385,026

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Bermuda	4
Netherlands	3

Total	100%

† % of total investments as of June 30, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$381,721	$381,721
Short-Term Investments	5,506	5,506

Total Investments	$387,227	$387,227

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—99.6%
Consumer Discretionary Select Sector SPDR Fund	172,051	$13,159
Financial Select Sector SPDR Fund	548,448	13,371
Health Care Select Sector SPDR Fund(3)	187,610	13,956
SPDR S&P 500(R) ETF Trust Series 1(3)	395,748	81,465
Technology Select Sector SPDR Fund	318,700	13,194
Vanguard S&P 500 ETF	134,679	25,433

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $161,113)		160,578

PURCHASED OPTIONS—0.2%
Call Options—0.0%
S&P 500(R) Index Fund expiration 7/2/15 strike price $2,245	612	1
S&P 500(R) Index Fund expiration 7/10/15 strike price $2,250	552	2

		3

Put Options—0.2%
S&P 500(R) Index Fund expiration 7/10/15 strike price $1,950	552	226
S&P 500(R) Index Fund expiration 7/2/15 strike price $1,975	612	28

		254

TOTAL PURCHASED OPTIONS—0.2% (Premiums Paid $200)		257

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $161,313)		160,835

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.8% (Identified Cost $161,313)		160,835	(1)

	CONTRACTS
WRITTEN OPTIONS—(0.5)%
Call Options—0.0%
S&P 500(R) Index Fund expiration 7/10/15 strike price $2,190	552	(6)

	CONTRACTS	VALUE
Call Options—(continued)
S&P 500(R) Index Fund expiration 7/2/15 strike price $2,190)	612	$(3)

		(9)

Put Options—(0.5)%
S&P 500(R) Index Fund expiration 7/2/15 strike price $2,030	612	(170)
S&P 500(R) Index Fund expiration 7/10/15 strike price $2,010	552	(613)

		(783)

TOTAL WRITTEN OPTIONS—(0.5)% (Premiums Received $493)		(792)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS— 99.3% (Identified Cost $160,820)		160,043 (1)

Other assets and liabilities, net—0.7%		1,176

NET ASSETS—100.0%		$161,219

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
(3)	All or a portion segregated as collateral for written options.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$160,578	$160,578
Purchased Options	257	257

Total Investments before Written Options	$160,835	$160,835

Written Options	(792)	(792)

Total Investments Net of Written Options	$160,043	$160,043

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.8%
Consumer Discretionary—15.9%
Advance Auto Parts, Inc.	3,542	$564
Dick’s Sporting Goods, Inc.	19,416	1,005
Ross Stores, Inc.	22,324	1,085
TripAdvisor, Inc.(2)	11,134	970
Wynn Resorts Ltd.	7,930	783

		4,407

Consumer Staples—5.5%
Church & Dwight Co., Inc.	6,566	533
Monster Beverage Corp.(2)	7,335	983

		1,516

Energy—2.0%
Core Laboratories N.V.	4,882	557

Financials—11.6%
First Cash Financial Services, Inc.(2)	17,229	786
RLI Corp.	12,667	651
Signature Bank(2)	8,494	1,243
T. Rowe Price Group, Inc.	6,795	528

		3,208

Health Care—15.9%
Cooper Companies, Inc.	5,323	947
Edwards Lifesciences Corp.(2)	7,111	1,013
Sirona Dental Systems, Inc.(2)	13,309	1,336
Zoetis, Inc.	23,134	1,116

		4,412

Industrials—25.7%
Equifax, Inc.	8,124	789
Expeditors International of Washington, Inc.	20,029	924
Exponent, Inc.	19,212	860
Graco, Inc.	11,085	787
Nordson Corp.	13,865	1,080
Rockwell Collins, Inc.	10,298	951
Towers Watson & Co. Class A	6,004	755
WABCO Holdings, Inc.(2)	7,950	984

		7,130

Information Technology—13.8%
Amphenol Corp. Class A	18,127	1,051
ANSYS, Inc.(2)	10,269	937
Intuit, Inc.	11,731	1,182

	SHARES	VALUE
Information Technology—(continued)
Skyworks Solutions, Inc.	6,366	$662

		3,832

Materials—2.9%
International Flavors & Fragrances, Inc.	7,474	817

Utilities—2.5%
Questar Corp.	33,665	704

TOTAL COMMON STOCKS (Identified Cost $24,610)		26,583

TOTAL LONG TERM INVESTMENTS—95.8% (Identified Cost $24,610)		26,583

SHORT-TERM INVESTMENTS—5.3%
Money Market Mutual Fund—5.3%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,467,084	1,467

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,467)		1,467

TOTAL INVESTMENTS—101.1% (Identified Cost $26,077)		28,050	(1)
Other assets and liabilities, net—(1.1)%		(292)

NET ASSETS—100.0%		$27,758

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$26,583	$26,583
Short-Term Investments	1,467	1,467

Total Investments	$28,050	$28,050

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—21.0%
Capella Education Co.	31,425	$1,687
Ctrip.Com International Ltd. ADR(2)	19,600	1,423
Discovery Communications, Inc. Class A(2)(3)	54,815	1,823
Domino’s Pizza, Inc.	23,815	2,701
Morningstar, Inc.	24,000	1,909
Netflix, Inc.(2)	4,165	2,736
Pool Corp.	30,865	2,166
Ross Stores, Inc.	36,040	1,752
TripAdvisor, Inc.(2)	23,025	2,006
Wynn Resorts Ltd.	15,350	1,515

		19,718

Consumer Staples—13.7%
Brown-Forman Corp. Class B	25,160	2,520
Chefs’ Warehouse, Inc. (The)(2)	74,280	1,578
McCormick & Co., Inc.	23,330	1,889
Mead Johnson Nutrition Co.	30,125	2,718
Monster Beverage Corp.(2)	30,750	4,121

		12,826

Energy—3.6%
Cabot Oil & Gas Corp.	29,165	920
Cameron International Corp.(2)	29,485	1,544
Core Laboratories N.V.(3)	8,175	932

		3,396

Financials—5.1%
Financial Engines, Inc.(3)	40,355	1,715
MarketAxess Holdings, Inc.	22,455	2,083
Northern Trust Corp.	13,300	1,017

		4,815

Health Care—15.1%
BioMarin Pharmaceutical, Inc.(2)	13,025	1,781
Cerner Corp.(2)	45,580	3,148
Esperion Therapeutics, Inc.(2)	4,550	372
Medidata Solutions, Inc.(2)	33,160	1,801
Medivation, Inc.(2)	3,600	411
Perrigo Co. plc	13,745	2,541
Sirona Dental Systems, Inc.(2)	22,015	2,211
Zoetis, Inc.	38,830	1,872

		14,137

	SHARES	VALUE
Industrials—9.3%
Middleby Corp.(2)	14,155	$1,589
Proto Labs, Inc.(2)	23,080	1,557
Roper Industries, Inc.	14,595	2,517
Stericycle, Inc.(2)	14,290	1,914
Towers Watson & Co. Class A	9,215	1,159

		8,736

Information Technology—31.5%
Amphenol Corp. Class A	48,530	2,813
ANSYS, Inc.(2)	16,165	1,475
CoStar Group, Inc.(2)	11,525	2,320
Ellie Mae, Inc.(2)	47,940	3,346
First Solar, Inc.(2)	17,350	815
Fleetmatics Group plc(2)	42,835	2,006
Gartner, Inc.(2)	28,975	2,485
HomeAway, Inc.(2)	69,045	2,149
MercadoLibre, Inc.	22,155	3,139
Paycom Software Inc(2)	49,500	1,690
Tableau Software, Inc. Class A(2)	20,995	2,421
Twitter, Inc.(2)	41,605	1,507
Workday, Inc. Class A(2)	23,495	1,795
Yandex NV Class A(2)	104,535	1,591

		29,552

TOTAL COMMON STOCKS (Identified Cost $70,786)		93,180

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $70,786)		93,180

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	694,494	694

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $694)		694

SECURITIES LENDING COLLATERAL—4.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	3,877,710	3,878

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,878)		3,878

1

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—104.1% (Identified Cost $75,358)	97,752	(1)
Other assets and liabilities, net—(4.1)%	(3,821)

NET ASSETS—100.0%	$93,931

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$93,180	$93,180
Securities Lending Collateral	3,878	3,878
Short-Term Investments	694	694

Total Investments	$97,752	$97,752

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—14.9%
Las Vegas Sands Corp.	27,719	$1,457
Lowe’s Cos., Inc.	38,823	2,600
Time Warner, Inc.	30,571	2,672
TJX Cos., Inc.	35,398	2,342
VF Corp.	33,717	2,352

		11,423

Consumer Staples—7.4%
Kimberly-Clark Corp.	12,415	1,316
Mead Johnson Nutrition Co.	19,402	1,750
Nestle S.A. Sponsored ADR	20,087	1,449
Philip Morris International, Inc.	14,364	1,152

		5,667

Energy—5.7%
Core Laboratories N.V.(2)	9,932	1,133
Exxon Mobil Corp.	16,737	1,392
Halliburton Co.	42,511	1,831

		4,356

Financials—22.3%
Charles Schwab Corp. (The)	53,950	1,762
CME Group, Inc.	24,723	2,301
Marsh & McLennan Cos., Inc.	51,752	2,934
Northern Trust Corp.	15,095	1,154
PNC Financial Services Group, Inc. (The)	26,214	2,507
Travelers Cos., Inc. (The)	33,676	3,255
U.S. Bancorp	72,850	3,162

		17,075

Health Care—15.1%
Abbott Laboratories	52,347	2,569
Amgen, Inc.	13,501	2,073
Gilead Sciences, Inc.	18,285	2,141
Medtronic plc	32,875	2,436
Roche Holding AG Sponsored ADR	65,595	2,300

		11,519

Industrials—12.3%
3M Co.	15,900	2,453
Honeywell International, Inc.	23,595	2,406
Illinois Tool Works, Inc.	18,916	1,736

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	29,243	$2,789

		9,384

Information Technology—11.3%
Analog Devices, Inc.	36,218	2,325
Apple, Inc.	27,506	3,450
Applied Materials, Inc.	149,597	2,875

		8,650

Materials—5.8%
International Flavors & Fragrances, Inc.	22,625	2,473
PPG Industries, Inc.	17,356	1,991

		4,464

Utilities—4.1%
Questar Corp.	42,701	893
Wisconsin Energy Group, Inc.	48,827	2,196

		3,089

TOTAL COMMON STOCKS (Identified Cost $57,795)		75,627

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $57,795)		75,627

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,086,486	1,086

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,086)		1,086

SECURITIES LENDING COLLATERAL—0.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(3)	4,551	5

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5)		5

TOTAL INVESTMENTS—100.3% (Identified Cost $58,886)		76,718	(1)
Other assets and liabilities, net—(0.3)%		(216)

NET ASSETS—100.0%		$76,502

Abbreviation:

ADR	American Depositary Receipt

1

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$75,627	$75,627
Securities Lending Collateral	5	5
Short-Term Investments	1,086	1,086

Total Investments	$76,718	$76,718

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.2%
Consumer Discretionary—11.8%
Cheesecake Factory, Inc. (The)	213,000	$11,616
Cinemark Holdings, Inc.	242,000	9,721
Wolverine World Wide, Inc.	289,200	8,236

		29,573

Consumer Staples—7.3%
National Beverage Corp.(2)	303,804	6,832
Village Super Market, Inc. Class A	110,000	3,486
WD-40 Co.	91,954	8,015

		18,333

Energy—2.3%
Core Laboratories N.V.	50,000	5,702

Financials—20.5%
Artisan Partners Asset Management, Inc. Class A	197,000	9,153
Bank of Hawaii Corp.	154,000	10,269
First Cash Financial Services, Inc.(2)	160,600	7,322
Primerica, Inc.	153,100	6,995
RLI Corp.	223,512	11,486
Westamerica Bancorp	123,368	6,248

		51,473

Health Care—3.6%
Patterson Cos., Inc.	186,000	9,049

Industrials—20.5%
CEB, Inc.	148,782	12,953
G&K Services, Inc. Class A	52,683	3,643
Graco, Inc.	144,867	10,290
Landstar System, Inc.	159,328	10,654
RBC Bearings, Inc.(2)	122,000	8,755
Sun Hydraulics Corp.	140,000	5,335

		51,630

Information Technology—28.3%
American Software, Inc. Class A	460,000	4,370
Badger Meter, Inc.	145,617	9,245
Cabot Microelectronics Corp.(2)	150,900	7,109
Cass Information Systems, Inc.	173,519	9,755
Cognex Corp.	133,356	6,414
Computer Services, Inc.	104,304	4,616
Heartland Payment Systems, Inc.	110,000	5,946

	SHARES	VALUE
Information Technology—(continued)
Jack Henry & Associates, Inc.	168,450	$10,899
Monotype Imaging Holdings, Inc.	188,299	4,540
Syntel, Inc.(2)	175,786	8,346

		71,240

Utilities—3.9%
Questar Corp.	475,300	9,939

TOTAL COMMON STOCKS (Identified Cost $173,977)		246,939

TOTAL LONG TERM INVESTMENTS—98.2% (Identified Cost $173,977)		246,939

SHORT-TERM INVESTMENTS—1.8%
Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	4,417,071	4,417

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,417)		4,417

TOTAL INVESTMENTS—100.0% (Identified Cost $178,394)		251,356	(1)
Other assets and liabilities, net—0.0%		(107)

NET ASSETS—100.0%		$251,249

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$246,939	$246,939
Short-Term Investments	4,417	4,417

Total Investments	$251,356	$251,356

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.7%
Consumer Discretionary—6.6%
Hibbett Sports, Inc.(2)	44,194	$2,059
NVR, Inc.(2)	8,410	11,269
Pool Corp.	122,750	8,615

		21,943

Consumer Staples—5.4%
Chefs’ Warehouse, Inc. (The)(2)	299,205	6,355
PriceSmart, Inc.	128,000	11,679

		18,034

Energy—7.5%
Core Laboratories N.V.	132,200	15,076
Dril-Quip, Inc.(2)	132,000	9,933

		25,009

Financials—19.6%
Artisan Partners Asset Management, Inc. Class A	302,300	14,045
HFF, Inc. Class A	77,000	3,213
MarketAxess Holdings, Inc.	192,732	17,880
Primerica, Inc.	309,800	14,155
RLI Corp.	313,300	16,100

		65,393

Health Care—10.3%
Abaxis, Inc.	183,300	9,437
Computer Programs & Systems, Inc.	214,400	11,453
Sirona Dental Systems, Inc.(2)	133,800	13,436

		34,326

Industrials—25.3%
CLARCOR, Inc.	126,500	7,873
Copart, Inc.(2)	346,400	12,290
Exponent, Inc.	220,126	9,857
Graco, Inc.	145,700	10,349
Landstar System, Inc.	164,700	11,014
RBC Bearings, Inc.(2)	94,248	6,763
Teledyne Technologies, Inc.(2)	129,000	13,611
Toro Co. (The)	181,800	12,323

		84,080

Information Technology—22.0%
Aspen Technology, Inc.(2)	313,400	14,275
Autohome, Inc. ADR(2)	100,000	5,054

	SHARES	VALUE
Information Technology—(continued)
CDW Corp.	464,600	$15,926
FactSet Research Systems, Inc.	62,900	10,222
Jack Henry & Associates, Inc.	232,300	15,030
Shutterstock, Inc.(2)	219,400	12,866

		73,373

Materials—1.0%
AptarGroup, Inc.	52,100	3,322

TOTAL COMMON STOCKS (Identified Cost $249,638)		325,480

TOTAL LONG TERM INVESTMENTS—97.7% (Identified Cost $249,638)		325,480

SHORT-TERM INVESTMENTS—1.9%
Money Market Mutual Fund—1.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	6,316,273	6,316

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,316)		6,316

TOTAL INVESTMENTS—99.6% (Identified Cost $255,954)		331,796	(1)
Other assets and liabilities, net—0.4%		1,208

NET ASSETS—100.0%		$333,004

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$325,480	$325,480
Short-Term Investments	6,316	6,316

Total Investments	$331,796	$331,796

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.2%
Consumer Discretionary—9.9%
Hibbett Sports, Inc.(2)	32,040	$1,493
Monro Muffler Brake, Inc.	62,100	3,860
Morningstar, Inc.	77,728	6,183
Pool Corp.	53,600	3,762

		15,298

Consumer Staples—9.0%
Chefs’ Warehouse, Inc. (The)(2)	384,500	8,167
PriceSmart, Inc.	64,000	5,839

		14,006

Financials—10.3%
Financial Engines, Inc.	165,051	7,011
MarketAxess Holdings, Inc.	97,000	8,999

		16,010

Health Care—12.1%
Abaxis, Inc.	117,500	6,049
National Research Corp. Class A	363,504	5,165
Sirona Dental Systems, Inc.(2)	75,400	7,572

		18,786

Industrials—14.6%
AAON, Inc.	146,500	3,299
Copart, Inc.(2)	147,950	5,249
Heartland Express, Inc.	88,400	1,788
HEICO Corp. Class A	99,233	5,038
HUB Group, Inc. Class A(2)	96,100	3,877
Omega Flex, Inc.	89,817	3,383

		22,634

Information Technology—33.9%
ANSYS, Inc.(2)	51,600	4,708
Autohome, Inc. ADR(2)	63,000	3,184
Ellie Mae, Inc.(2)	99,550	6,948
FactSet Research Systems, Inc.	33,900	5,509
Forrester Research, Inc.	119,900	4,319
HomeAway, Inc.(2)	203,200	6,323
MercadoLibre, Inc.	33,450	4,740
Mesa Laboratories, Inc.	30,100	2,676
NVE Corp.	103,400	8,106
Shutterstock, Inc.(2)	101,600	5,958

		52,471

	SHARES	VALUE
Materials—3.4%
UFP Technologies, Inc.(2)	251,200	$5,255

TOTAL COMMON STOCKS (Identified Cost $103,347)		144,460

TOTAL LONG TERM INVESTMENTS—93.2% (Identified Cost $103,347)		144,460

SHORT-TERM INVESTMENTS—7.0%
Money Market Mutual Fund—7.0%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	10,881,087	10,881

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,881)		10,881

TOTAL INVESTMENTS— 100.2% (Identified Cost $114,228)		155,341	(1)
Other assets and liabilities, net—(0.2)%		(255)

NET ASSETS—100.0%		$155,086

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$144,460	$144,460
Short-Term Investments	10,881	10,881

Total Investments	$155,341	$155,341

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—23.3%
Amazon.com, Inc.(2)	17,460	$7,579
Home Depot, Inc.	106,020	11,782
Las Vegas Sands Corp.	172,600	9,074
Netflix, Inc.(2)	9,570	6,287
NIKE, Inc. Class B	181,610	19,617
Priceline Group, Inc. (The)(2)	8,600	9,902
Ross Stores, Inc.	195,480	9,502
Starbucks Corp.	304,180	16,309
Time Warner, Inc.	73,070	6,387
TripAdvisor, Inc.(2)	110,500	9,629

		106,068

Consumer Staples—11.6%
Colgate-Palmolive Co.	125,920	8,237
Costco Wholesale Corp.	62,343	8,420
Estee Lauder Cos., Inc. (The) Class A	66,720	5,782
Mead Johnson Nutrition Co.	82,600	7,452
Monster Beverage Corp.(2)	105,821	14,182
Philip Morris International, Inc.	109,940	8,814

		52,887

Energy—2.3%
Core Laboratories N.V.(3)	28,490	3,249
Schlumberger Ltd.	82,830	7,139

		10,388

Financials—1.4%
Charles Schwab Corp. (The)	194,920	6,364

Health Care—17.0%
Amgen, Inc.	24,910	3,824
BioMarin Pharmaceutical, Inc.(2)	50,000	6,839
Bristol-Myers Squibb Co.	137,920	9,177
Celgene Corp.(2)	81,050	9,380
Cerner Corp.(2)	108,711	7,508
Gilead Sciences, Inc.	135,390	15,851
Medidata Solutions, Inc.(2)	132,780	7,213
Perrigo Co. plc	48,100	8,890
Zoetis, Inc.	183,190	8,833

		77,515

Industrials—5.9%
Canadian Pacific Railway Ltd.	18,670	2,992
Danaher Corp.	101,250	8,666

	SHARES	VALUE
Industrials—(continued)
Roper Industries, Inc.	58,670	$10,118
Towers Watson & Co. Class A	38,540	4,848

		26,624

Information Technology—36.2%
Accenture plc Class A	72,100	6,978
Amphenol Corp. Class A	212,530	12,320
ANSYS, Inc.(2)	113,160	10,325
Apple, Inc.	292,000	36,624
Applied Materials, Inc.	508,670	9,777
Baidu, Inc. Sponsored ADR(2)	43,030	8,566
CoStar Group, Inc.(2)	41,055	8,263
Facebook, Inc. Class A(2)	351,460	30,143
Fleetmatics Group plc(2)	149,520	7,002
Tableau Software, Inc. Class A(2)	85,540	9,863
Twitter, Inc.(2)	87,470	3,168
Visa, Inc. Class A	211,980	14,234
Workday, Inc. Class A(2)	94,460	7,216

		164,479

Materials—1.8%
Ecolab, Inc.	74,430	8,416

TOTAL COMMON STOCKS (Identified Cost $283,233)		452,741

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $283,233)		452,741

SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	2,274,562	2,275

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,275)		2,275

SECURITIES LENDING COLLATERAL—0.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	3,050,071	3,050

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,050)		3,050

1

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.7% (Identified Cost $288,558)	458,066	(1)
Other assets and liabilities, net—(0.7)%	(3,263)

NET ASSETS—100.0%	$454,803

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 9 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$452,741	$452,741
Securities Lending Collateral	3,050	3,050
Short-Term Investments	2,275	2,275

Total Investments	$458,066	$458,066

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.6%
U.S. Treasury Note
1.625%, 12/31/19	535		536
2.250%, 11/15/24	655		650

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,206)			1,186

FOREIGN GOVERNMENT SECURITIES—1.6%
Argentine Republic Series NY, 8.280%, 12/31/33(15)	294		283
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	35		15
RegS 7.750%, 10/13/19(5)	34		13
RegS 8.250%, 10/13/24(5)	140		53
7.650%, 4/21/25	320		118
9.375%, 1/13/34	245		97
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		204
Mongolia 144A 5.125%, 12/5/22(4)	200		182
Republic of Azerbaijan 144A 4.750%, 3/18/24(4)	200		204
Republic of Chile 5.500%, 8/5/20	95,000	CLP	159
Republic of Colombia 4.375%, 3/21/23	386,000	COP	134
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		195
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		253
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,493,000	IDR	115
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	67
Republic of Romania 144A 4.875%, 1/22/24(4)	96		102
Republic of South Africa Series R203, 8.250%, 9/15/17	1,125	ZAR	94
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	167
144A 4.875%, 9/16/23(4)	400		396
United Mexican States Series M, 6.500%, 6/9/22	1,861	MXN	123

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,613)			2,974

MORTGAGE-BACKED SECURITIES—4.7%
Agency—1.0%
FNMA
3.500%, 12/1/42	270		279
3.000%, 3/1/43	449		447
3.000%, 5/1/43	138		138
3.000%, 6/1/43	303		303

	PAR VALUE	VALUE
4.000%, 10/1/44	308	326
3.500%, 1/1/45	365	376

		1,869

Non-Agency—3.7%
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 3.382%, 6/25/33(3)	115	112
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	200	206
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	44	45
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	202	214
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375	413
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C3, A4 6.101%, 7/15/44(3)	158	169
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	79	79
15-A, A1 3.500%, 6/25/58(3)	177	177
Credit Suisse Commercial Mortgage Trust
07 - C5, A1AM 5.870%, 9/15/40(3)	174	177
15-WIN1, A6 144A 3.500%, 12/25/44(3)(4)	333	334
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	340	344
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(3)(4)	160	166
Fannie Mae Connecticut Avenue Securities 14- C02, 2M2 2.785%, 5/25/24(3)	215	196
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)(4)	130	129
Goldman Sachs Mortgage Securities Trust II 07- GG10, A4 5.989%, 8/10/45(3)	45	48
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(3)	196	204
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150	152
06-PW13, AM 5.582%, 9/11/41(3)	375	391
07- PW15, AM 5.363%, 2/11/44	120	124
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.953%, 1/25/44(3)(4)	175	182
06-LDP9, A3 5.336%, 5/15/47	177	185
07-LDPX, AM 5.464%, 1/15/49(3)	239	247

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	92	94
05-2, 2A1 6.000%, 1/25/35	120	128
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	147	148
05-1, 1A5 144A 8.000%, 8/25/34(4)	179	192
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	335	330
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.284%, 9/15/42(3)	365	365
07-IQ14, AM 5.867%, 4/15/49(3)	137	143
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	200	200
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	63	64
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	92	96
Sequoia Mortgage Trust 15-1, A1 144A 3.500%, 1/25/45(3)(4)	183	182
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	114	113
VFC LLC 15-3, B 144A 4.750%, 12/20/31(4)	250	250
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(3)(4)	150	167
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	161

		6,927

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,793)		8,796

ASSET-BACKED SECURITIES—2.4%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	180	188
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(4)	170	172
Bank of America (Merrill Lynch - Countrywide)
Asset-Backed Certificates
05-1 AF5A 5.251%, 7/25/35(3)	216	214
05-12, 2A4 4.884%, 2/25/36(3)	160	160
05-12, 1A4 5.320%, 2/25/36(3)	40	40
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	258
15-1A, C 144A 3.580%, 6/15/21(4)	400	401
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	169	172

	PAR VALUE	VALUE
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	50
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(4)	200	201
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	140	141
15-A1, C 144A 4.100%, 12/15/20(4)	165	166
15-2A, C 144A 3.900%, 3/15/21(4)	175	175
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	245	245
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	210
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	87	89
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(3)	276	279
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	101
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(4)	164	168
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	84	87
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	96	100
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	82	84
06-H11, M1 6.010%, 2/25/36(3)	26	26
07-HI1, A3 5.720%, 3/25/37	37	38
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	210	212
Vericrest Opportunity Loan Trust
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	142	142
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	132	132
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	210	208

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,416)		4,459

CORPORATE BONDS AND NOTES—20.5%
Consumer Discretionary—2.9%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	140	147
Boyd Gaming Corp.
9.000%, 7/1/20	80	87
6.875%, 5/15/23	80	82
Brookfield Residential Properties, Inc.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
144A 6.500%, 12/15/20(4)	120	120
144A 6.125%, 7/1/22(4)	55	54
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	40	33
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	61
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(4)	95	72
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	380	398
Columbus International, Inc. 144A 7.375%, 3/30/21(4)	200	216
Intelsat Jackson Holdings SA 5.500%, 8/1/23	170	151
International Game Technology plc 144A 5.625%, 2/15/20(4)	200	197
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	201	208
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	135
Lear Corp. 5.250%, 1/15/25	170	168
Meritor, Inc. 6.750%, 6/15/21	160	164
MGM Resorts International 6.000%, 3/15/23	85	86
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	80	84
MPG Holdco I, Inc. 7.375%, 10/15/22	160	171
New York University 4.142%, 7/1/48	105	99
Numericable Group SA 144A 6.000%, 5/15/22(4)	215	212
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	170	170
Penn National Gaming, Inc. 5.875%, 11/1/21	85	86
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	220	235
QVC, Inc. 5.125%, 7/2/22	135	139
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	105
RSI Home Products, Inc. 144A 6.500%, 3/15/23(4)	85	86
Scientific Games International, Inc.
6.625%, 5/15/21	185	144
144A 7.000%, 1/1/22(4)	110	114
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	50	51
Signet UK Finance plc 4.700%, 6/15/24	165	166
Standard Pacific Corp. 5.875%, 11/15/24	70	72
Station Casinos LLC 7.500%, 3/1/21	125	134
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	135	134
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	217
6.750%, 11/1/19	135	151
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	165	163
Viking Cruises Ltd. 144A 8.500%, 10/15/22(4)	180	201

	PAR VALUE	VALUE
VTR Finance B.V. 144A 6.875%, 1/15/24(4)	200	205

		5,518

Consumer Staples—0.3%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	101
Ingles Markets, Inc. 5.750%, 6/15/23	160	163
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	66
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	47
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	176

		553

Energy—3.7%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	90	87
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	150	159
CNOOC Finance USA LLC 3.500%, 5/5/25	200	192
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	159
CONSOL Energy, Inc. 5.875%, 4/15/22	125	107
Denbury Resources, Inc. 5.500%, 5/1/22	90	81
Ecopetrol SA 5.375%, 6/26/26	170	168
Energy Transfer Partners LP 5.875%, 1/15/24	180	188
EnQuest plc 144A 7.000%, 4/15/22(4)	200	159
EP Energy LLC (Everest Acquisition Finance, Inc.) 144A 6.375%, 6/15/23(4)	180	181
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	150	143
FTS International, Inc. 6.250%, 5/1/22	90	67
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(7)	200	184
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	139
Gulfport Energy, Corp. 7.750%, 11/1/20	160	168
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(4)	95	98
Kinder Morgan, Inc. 7.750%, 1/15/32	165	189
Laredo Petroleum, Inc.
7.375%, 5/1/22	170	180
6.250%, 3/15/23	30	31
Linn Energy LLC 6.500%, 5/15/19	150	122
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	200
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	155	152
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	170	164
Newfield Exploration Co. 5.375%, 1/1/26	170	168
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	160	160

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	230		165
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	165		136
Parker Drilling Co. (The) 7.500%, 8/1/20	190		174
Petrobras Global Finance BV
3.000%, 1/15/19	185		171
5.375%, 1/27/21	120		115
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(5)	90		62
144A 6.000%, 5/16/24(4)	490		177
RegS 6.000%, 11/15/26(5)	290		104
Petroleos Mexicanos
4.875%, 1/18/24	60		61
6.500%, 6/2/41	100		105
PHI, Inc. 5.250%, 3/15/19	70		65
QEP Resources, Inc. 6.875%, 3/1/21	190		198
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		147
Regency Energy Partners LP
5.875%, 3/1/22	140		149
4.500%, 11/1/23	145		140
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200		170
Sabine Oil & Gas Corp. 7.250%, 6/15/19	185		42
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160		164
SM Energy Co. 144A 6.125%, 11/15/22(4)	210		217
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	205		214
Transcanada Trust 5.625%, 5/20/75(3)	175		177
Transocean, Inc. 4.300%, 10/15/22	195		147
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(4)	165		165

			6,911

Financials—5.4%
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	101
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		275
Ally Financial, Inc. 3.600%, 5/21/18	15		15
Ares Capital Corp. 3.875%, 1/15/20	130		132
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(4)	135		127
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		216
144A 6.750%, 9/30/22(4)	170		187
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	210		224
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	90		96

	PAR VALUE		VALUE
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	112
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		197
Bancolombia S.A. 5.125%, 9/11/22	215		215
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		204
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		209
Braskem America Finance Co. RegS 7.125%, 7/22/41(5)	230		199
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(3)(4)	175		170
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)	195		247
Corporate Office Properties LP 3.600%, 5/15/23	170		155
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	145		148
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(4)	170		176
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		250
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	175		171
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		188
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		53
First Cash Financial Services, Inc. 6.750%, 4/1/21	105		111
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		284
FS Investment Corp. 4.750%, 5/15/22	205		200
General Motors Financial Co., Inc. 4.750%, 8/15/17	355		375
Genworth Holdings, Inc. 4.900%, 8/15/23	210		186
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	145		148
5.375%, 11/1/23	5		5
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75		72
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, 5/29/49(3)(4)(6)(8)	250		265
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		15
6.000%, 8/1/20	70		72
5.875%, 2/1/22	145		148
ING Groep NV 6.000% (3)(6)(8)	200		198
iStar Financial, Inc.
4.875%, 7/1/18	65		64
5.000%, 7/1/19	100		99

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200		196
Jefferies Group LLC 6.875%, 4/15/21	75		86
JPMorgan Chase & Co. Series Z, 5.300%(3)(6)(8)	35		35
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		192
Leucadia National Corp. 5.500%, 10/18/23	70		71
Morgan Stanley 144A 10.090%, 5/3/17(4)	300	BRL	91
MPT Operating Partnership LP 5.500%, 5/1/24	90		93
Navient LLC 5.500%, 1/25/23	175		166
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	200		194
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		248
Progressive Corp. (The) 6.700%, 6/15/37(3)	305		318
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205		217
5.625%, 6/15/43(3)(6)	75		78
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		269
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(4)	25		25
Sabra Health Care LP 5.500%, 2/1/21	60		62
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		207
Select Income REIT 4.500%, 2/1/25	165		159
Springleaf Finance Corp. 5.250%, 12/15/19	170		168
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		151
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235		237
Ukreximbank Via Biz Finance plc RegS 8.375%, 7/27/15(5)(7)	100		78
Voya Financial, Inc. 5.650%, 5/15/53(3)	255		261
Walter Investment Management Corp. 7.875%, 12/15/21	215		200
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	125		111

			10,222

Health Care—1.6%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	60		60
Alere, Inc. 144A 6.375%, 7/1/23(4)	65		66
Capsugel SA PIK Interest Capitalization, 7.00% interest, 0.75% capitalization 144A, 5/15/19(4)(13)	35		36
Centene Corp. 4.750%, 5/15/22	145		150
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	10		10
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145		128
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	100		96

	PAR VALUE	VALUE
Endo Finance LLC
(Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	120	119
(Endo Finco, Inc.) 144A 6.000%, 7/15/23(4)	240	246
HCA, Inc. 5.375%, 2/1/25	190	192
Hologic, Inc. 144A 5.250%, 7/15/22(4)	15	15
IASIS Healthcare LLC 8.375%, 5/15/19	105	109
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest, 0.75% capitalization 144A, 5/1/20(4)(12)	95	97
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(4)	75	77
144A 5.500%, 4/15/25(4)	10	10
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(4)	120	123
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	81
Select Medical Corp. 6.375%, 6/1/21	180	183
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	60	60
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	168
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(4)	100	101
4.500%, 4/1/21	275	273
8.125%, 4/1/22	175	192
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	203
144A 5.875%, 5/15/23(4)	65	67
144A 6.125%, 4/15/25(4)	20	21

		2,914

Industrials—1.8%
ADT Corp. (The) 6.250%, 10/15/21	210	222
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	170	169
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(4)	78	81
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	172	174
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	93	95
Berry Plastics Corp. 5.125%, 7/15/23	160	156
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	300	268
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	80	79

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CEB, Inc. 144A 5.625%, 6/15/23(4)	70	71
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	223	244
99-2, C2 AMBC 6.236%, 3/15/20	119	129
01-1, A1 6.703%, 6/15/21	253	269
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	109
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	111
Masco Corp.
5.950%, 3/15/22	130	146
4.450%, 4/1/25	45	45
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	107	112
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	188
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	65	63
TransDigm, Inc.
6.000%, 7/15/22	130	129
144A 6.500%, 5/15/25(4)	50	50
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	99	107
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	178	191
United Rentals North America, Inc. 5.500%, 7/15/25	105	102

		3,310

Information Technology—0.8%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	165	162
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(4)	90	92
First Data Corp. 11.750%, 8/15/21	300	338
Flextronics International Ltd. 144A 4.750%, 6/15/25(4)	175	173
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(4)	150	142
KLA-Tencor Corp. 4.650%, 11/1/24	165	165
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(4)	200	202
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(4)	100	97
SunGard Data Systems, Inc. 6.625%, 11/1/19	135	140

		1,511

Materials—2.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260	271
ArcelorMittal 6.125%, 6/1/25	175	175
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	170	171

	PAR VALUE		VALUE
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215		209
Cemex SAB de CV 144A 7.250%, 1/15/21(4)	200		211
CRH America, Inc. 144A 3.875%, 5/18/25(4)	200		198
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		69
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	165		166
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(4)	75		64
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	25		26
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200		217
Hexion U.S. Finance Corp. 6.625%, 4/15/20	100		92
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	200		202
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		201
Methanex Corp. 4.250%, 12/1/24	165		163
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		271
Sealed Air Corp. 144A 4.875%, 12/1/22(4)	175		173
Tronox Finance LLC 6.375%, 8/15/20	170		158
United States Steel Corp. 6.875%, 4/1/21	105		105
Vale Overseas Ltd. 4.375%, 1/11/22	225		221
Vedanta Resources plc
144A 9.500%, 7/18/18(4)	165		177
144A 6.000%, 1/31/19(4)	200		194

			3,734

Telecommunication Services—1.3%
Altice Financing SA 144A 6.625%, 2/15/23(4)	200		199
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	122
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		210
CCO Holdings LLC
5.250%, 3/15/21	85		85
5.250%, 9/30/22	90		89
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.125%, 5/1/23(4)	70		68
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		201
Frontier Communications Corp. 6.250%, 9/15/21	200		183

Level 3 Financing, Inc. 7.000%, 6/1/20	220		234
Sprint Communications, Inc. 6.000%, 11/15/22	95		87
Sprint Corp. 7.250%, 9/15/21	105		104
T-Mobile USA, Inc.
6.125%, 1/15/22	100		103
6.731%, 4/28/22	35		37
6.500%, 1/15/24	75		78
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(4)	200		192

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Verizon Communications, Inc. 4.400%, 11/1/34	165	154
West Corp. 144A 5.375%, 7/15/22(4)	120	113
Windstream Corp.
7.750%, 10/15/20	105	103
7.750%, 10/1/21	160	147

		2,509

Utilities—0.7%
AmeriGas Partners LP 7.000%, 5/20/22	155	165
Calpine Corp.
144A 6.000%, 1/15/22(4)	5	5
5.375%, 1/15/23	108	107
Dynegy, Inc.
144A 7.375%, 11/1/22(4)	75	79
144A 7.625%, 11/1/24(4)	45	48
Electricite de France SA 144A 5.250% (3)(4)(6)(8)	240	240
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200	195
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145	168
Talen Energy Supply LLC 144A 5.125%, 7/15/19(4)	120	118
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	160	163

		1,288

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $39,441)		38,470

LOAN AGREEMENTS(3)—3.9%
Consumer Discretionary—1.1%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	105	106
Brickman Group Ltd. LLC (The) First Lien, 7.500%, 12/17/21	69	69
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/16	45	41
Tranche B-6, 1.500%, 3/1/17	40	36
Tranche B-7, 1.500%, 1/28/18	22	19
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	73	63
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	106	98
Cirque Du Soleil 0.000%, 6/24/22(9)	48	48
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.937%, 1/30/19	189	175
Key Safety Systems, Inc. 4.750%, 8/29/21	87	88
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	242	243
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	110	103

	PAR VALUE	VALUE
Life Time Fitness 4.250%, 6/10/22	107	106
Marina District Finance Co., Inc. 6.500%, 8/15/18	62	63
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	179	180
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	28	28
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	100	101
Staples, Inc. First Lien, 0.000%, 4/23/21(9)	131	131
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	77	75
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	214	200
U.S. Farathane Corp. 6.750%, 12/23/21	68	69

		2,042

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	130	131
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	87	89
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	105	105

		325

Energy—0.5%
Arch Coal, Inc. 6.250%, 5/16/18	183	126
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	132	125
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	111	95
Expro Finservices S.A.R.L. 5.750%, 9/2/21	88	78
Fieldwood Energy LLC Second Lien, 0.000%, 9/30/20(9)	180	139
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	101
Seadrill Operating LP 4.000%, 2/21/21	103	78
Templar Energy LLC Second Lien, 8.500%, 11/25/20	170	126

		868

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	84
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	69	66

		150

Health Care—0.6%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	44	44
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	46	46

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
American Renal Holdings, Inc. Second Lien, 0.000%, 3/20/20(9)	147	147
Amneal Pharmaceuticals LLC Tranche B, 5.000%, 11/2/19	61	61
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	59	59
Second Lien, 11.000%, 1/2/19	102	103
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	11	11
Horizon Pharma, Inc. 2015 Term Loan 4.500%, 5/7/21	37	37
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	151
MMM Holdings, Inc. 9.750%, 12/12/17	50	42
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	36	30
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	97	97
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	36	36
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	154	153
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	124	124
Second Lien, 8.500%, 11/3/21	55	55

		1,196

Industrials—0.4%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	140	139
DynCorp International, Inc. 6.250%, 7/7/16	73	72
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	37
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	105	104
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	145	144
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	132
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(9)	210	207

		852

Information Technology—0.8%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	103
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	118	118
Blue Coat Systems, Inc. 4.500%, 5/20/22	37	37

	PAR VALUE		VALUE
Deltek, Inc.
First Lien 0.000%, 12/19/22(9)	4		4
Second Lien 0.000%, 6/23/23(9)	76		77
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	71		71
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	81		76
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	253		253
0.000%, 6/24/22(9)	41		41
Infinity Acquisition Ltd. 4.000%, 8/6/21	70		70
Kronos, Inc. Second Lien, 9.750%, 4/30/20	222		229
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	268		268
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	112		112
Riverbed Technologies, Inc. 6.000%, 4/24/22	75		76

			1,535

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	65		58
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	115		115
INEOS U.S. Finance LLC 2022 Dollar 0.000%, 3/31/22(9)	11		11
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	194		161

			345

Telecommunication Services—0.0%
Global Tel*Link Corp. Second Lien, 9.000%, 11/23/20	69		66

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	35		35

TOTAL LOAN AGREEMENTS (Identified Cost $7,708)			7,414

	SHARES		VALUE
PREFERRED STOCKS—1.1%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	201

Financials—1.0%
Ally Financial, Inc. Series A, 8.500%	6,485		172
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	130	(10)	129
Citigroup, Inc. Series J, 7.125%	7,400		203

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Citigroup, Inc. Series N, 5.800%(3)	200	(10)	201
General Electric Capital Corp. Series B, 6.25%(3)	100	(10)	109
General Electric Capital Corp. Series C, 5.25%(3)	100	(10)	102
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(10)	130
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(10)	157
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	148

SunTrust Bank, Inc. 5.625%(3)(6)	55	(10)	55
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	178
Zions Bancorp 6.950%	8,300		231

			1,815

TOTAL PREFERRED STOCKS
(Identified Cost $1,993)			2,016

COMMON STOCKS—61.3%
Consumer Discretionary—10.7%
Bayerische Motoren Werke ADR	47,000		1,726
Bridgestone Corp. ADR	51,620		955
Ford Motor Co.	110,000		1,651
Fuji Heavy Industries Ltd. ADR	17,080		1,263
GameStop Corp. Class A(11)	20,000		859
Lear Corp.	15,000		1,684
Mohawk Industries, Inc.(2)	9,000		1,718
Panasonic Corp. Sponsored ADR	64,440		884
Regal Entertainment Group Class A	79,000		1,652
Royal Caribbean Cruises Ltd.	19,000		1,495
Sony Corp. Sponsored ADR	21,100		599
Tata Motors Ltd. Sponsored ADR	16,420		566
Toyota Motor Corp. Sponsored ADR	6,440		861
Viacom, Inc. Class B	26,000		1,681
Whirlpool Corp.	9,000		1,558
WPP plc Sponsored ADR	8,240		929

			20,081

Consumer Staples—2.6%
Archer-Daniels-Midland Co.	33,000		1,591
Clorox Co. (The)	8,000		832
Marine Harvest ASA Sponsored ADR	64,140		733
PepsiCo, Inc.	19,000		1,773

			4,929

Energy—4.2%
Cameco Corp.	47,120		673
Continental Resources, Inc.(2)	35,000		1,484
Encana Corp.	79,350		874
Hess Corp.	24,000		1,605

	PAR VALUE	VALUE
Schlumberger Ltd.	19,000	1,638
Valero Energy Corp.	27,000	1,690

		7,964

Financials—12.2%
Aegon NV American Registered Shares	114,550	848
Aviva plc Sponsored ADR	52,710	821
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	73,258	723
BB&T Corp.	43,000	1,733
BlackRock, Inc.	4,900	1,695
Blackstone Group LP (The)	44,000	1,798
Credit Agricole S.A. ADR	123,170	918
Goldman Sachs Group, Inc. (The)	8,100	1,691
ICICI Bank Ltd. Sponsored ADR	62,490	651
ING Groep N.V. Sponsored ADR	71,320	1,183
Intesa Sanpaolo Sponsored ADR	53,990	1,179
JPMorgan Chase & Co.	25,000	1,694
Lincoln National Corp.	28,000	1,658
Mitsubishi Estate Co. Ltd. ADR	39,720	855
ORIX Corp. Sponsored ADR	13,800	1,028
Progressive Corp. (The)	60,000	1,670
Prudential Financial, Inc.	19,000	1,663
Societe Generale SA Sponsored ADR	84,220	794
Wells Fargo & Co.	7,000	394

		22,996

Health Care—9.8%
Abbott Laboratories	35,000	1,718
Allergan plc(2)	2,870	871
Becton, Dickinson & Co.	12,000	1,700
Biogen, Inc.(2)	4,200	1,696
Gilead Sciences, Inc.	15,000	1,756
HCA Holdings, Inc.(2)	18,000	1,633
Novartis AG Sponsored ADR	9,850	969
Shire plc ADR	4,990	1,205
St. Jude Medical, Inc.	23,000	1,681
UnitedHealth Group, Inc.	14,000	1,708
Valeant Pharmaceuticals International, Inc.(2)	7,420	1,648
Zimmer Biomet Holdings, Inc.	16,000	1,748

		18,333

Industrials—7.3%
Alaska Air Group, Inc.	27,000	1,740
CK Hutchison Holdings Ltd. ADR	54,573	1,265
FedEx Corp.	9,000	1,534
L-3 Communications Holdings, Inc.	14,000	1,587
Nidec Corp. ADR	76,490	1,429

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Parker Hannifin Corp.	15,000	1,745
Southwest Airlines Co.	42,000	1,390
Trinity Industries, Inc.	52,000	1,374
United Rentals, Inc.(2)	18,000	1,577

		13,641

Information Technology—8.9%
Apple, Inc.	14,000	1,756
EMC Corp.	63,000	1,663
Facebook, Inc. Class A(2)	19,000	1,630
Google, Inc. Class A(2)	1,100	594
Google, Inc. Class C(2)	2,406	1,252
Intel Corp.	58,000	1,764
MasterCard, Inc. Class A	18,000	1,683
Micron Technology, Inc.(2)	89,000	1,677
NXP Semiconductors NV	11,070	1,087
QUALCOMM, Inc.	26,000	1,628
SAP SE Sponsored ADR	10,980	771
Western Digital Corp.	15,000	1,176

		16,681

Materials—2.4%
CF Industries Holdings, Inc.	27,000	1,735
Hi-Crush Partners LP(11)	31,470	966
Mosaic Co. (The)	39,000	1,827

		4,528

Telecommunication Services—2.9%
KDDI Corp., ADR	75,700	909
Nippon Telegraph & Telephone Corp. ADR	37,020	1,343
Spark New Zealand Ltd.	62,990	593
Verizon Communications, Inc.	37,000	1,725
Vodafone Group plc Sponsored ADR	21,890	798

		5,368

Utilities—0.3%
Enersis SA Sponsored ADR	39,270	622

TOTAL COMMON STOCKS (Identified Cost $91,892)		115,143

AFFILIATED MUTUAL FUND—0.9%
Virtus Credit Opportunities Fund	175,000	1,745

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,750)		1,745

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $160,812)		182,203

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	2,797,583	2,798

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,798)		2,798

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(14)	2,304,085	2,304

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,304)		2,304

TOTAL INVESTMENTS—99.7% (Identified Cost $165,914)		187,305	(1)
Other assets and liabilities, net—0.3%		543

NET ASSETS—100.0%		$187,848

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $26,056 or 13.9% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

(11)	All or a portion of security is on loan.
(12)	92.1% of the income received was in cash and 7.9% is in PIK.
(13)	90% of the income received was in cash and 10% is in PIK.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security in default.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	73%
Japan	4
Canada	3
Netherlands	3
United Kingdom	3
France	1
Germany	1
Other	12

Total	100%

† % of total investments as of June 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$4,459	$—	$4,459
Corporate Bonds And Notes	38,470	—	38,470
Foreign Government Securities	2,974	—	2,974
Loan Agreements	7,414	—	7,414
Mortgage-Backed Securities	8,796	—	8,796
Preferred Stocks	1,411	—	1,411
U.S. Government Securities	1,186	—	1,186
Equity Securities:
Affiliated Mutual Funds	1,745	1,745	—
Common Stocks	115,143	115,143	—
Preferred Stocks	605	605	—
Securities Lending Collateral	2,304	2,304	—
Short-Term Investments	2,798	2,798	—

Total Investments	$187,305	$122,595	$64,710

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

D. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2015, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Mid-Cap Growth Fund	$3,653	$3,878
Quality Large-Cap Value Fund	$4	$5
Strategic Growth Fund	$2,990	$3,050
Tactical Allocation Fund	$2,255	$2,304

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

NOTE 3 — FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At June 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Balanced Fund	$507,535	$83,462	$(13,002)	$70,460
Contrarian Value Fund	298,269	112,218	(23,260)	88,958
Growth & Income Fund – Investments (Including Purchased Options)	161,847	1,126	(2,138)	(1,012)
Growth & Income Fund – Written Options	(792)	—	—	—
Mid-Cap Core Fund	26,094	2,443	(487)	1,956
Mid-Cap Growth Fund	75,409	25,526	(3,183)	22,343
Quality Large-Cap Value Fund	58,912	19,063	(1,257)	17,806
Quality Small-Cap Fund	178,394	75,326	(2,364)	72,962
Small-Cap Core Fund	255,954	78,860	(3,018)	75,842
	114,228	42,591	(1,478)	41,113
Small-Cap Sustainable Growth Fund
Strategic Growth Fund	288,776	175,872	(6,582)	169,290
Tactical Allocation Fund	137,333	22,297	(4,817)	17,480

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    08/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    08/28/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    08/28/15

* Print the name and title of each signing officer under his or her signature.